CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Loss for the year	$ (7,393,384)	$ (2,683,482)	$ (6,875,857)
Items not affecting operating activities:
Interest income received	(254,261)	(5,590)	(22,270)
Unrealized foreign exchange effect on cash and cash equivalents	(173,740)	(71,562)	290,504
Items not affecting cash:
Change in fair value of fair value throught profit or loss investments	(122,191)	(258,702)	427,022
Commitment to issue shares	0	27,462	66,089
Permanent loss on financial instruments	0	697,675	0
Interest on notes receivable	(81,850)	(58,342)	(53,222)
Accretion interest on receivable	(167,718)	(72,806)	0
Derivative loss on accounts receivable	0	120,900	0
Share - based payments	1,415,639	943,334	476,424
Deferred income tax recovery	(2,489,902)	(1,439,332)	(3,431,230)
Depreciation	39,344	136,200	150,782
Depletion	2,282,276	2,163,221	1,716,848
Impairment of royalty interest	0	0	3,973,699
Writedown of goodwill	2,709,239	1,518,328	3,047,605
Impairment of receivables	0	0	51,302
Realized (gain) loss on sale of investments	(83,345)	287,204	58,360
Gain on acquistion and sale of exploration and evalution assets	(1,305,237)	(6,834,999)	(5,393,305)
(Gain) loss on derecognition and sale of property and equipment	(29,766)	(10,723)	(15,892)
Write-off of exploration and evaluation assets	0	0	56,086
Equity loss in associated companies	994,548	1,295,568	1,062,146
Dilution gain in associated companies	(503,543)	(982,634)	0
Unrealized foreign exchange (gain) loss	597	(67,249)	(466,587)
Shares received from joint venture partners included in exploration recoveries	(810,521)	(134,738)	(115,000)
Changes in non-cash working capital items:
Receivables	1,908,945	(6,343)	101,200
Prepaid expenses	(16,698)	3,848	21,366
Accounts payable and accrued liabilities	172,600	(86,317)	83,056
Advances from joint venture partners	467,544	203,536	(291,350)
Total cash used in operating activities	(3,441,424)	(5,315,543)	(5,082,224)
Cash flows from investing activities
Acquisition and sale of exploration and evaluation assets, net of option payments received	161,048	3,005,280	5,297,357
Interest received on cash and cash equivalents	86,543	5,590	22,270
Notes receivable	(1,405,277)	(542,622)	(973,236)
Proceeds from sale of fair value through profit and loss investments, net	139,365	130,737	136,263
Proceeds of available-for-sale financial instruments	0	17,375	0
Purchase of investments in associated companies	(2,059,631)	0	0
Restricted cash	(412,262)	(89,402)	0
Purchase and sale of property and equipment, net	(24,784)	(16,999)	2,403
Reclamation bonds	123,679	171,307	71,964
Total cash provided by (used in) investing activities	(3,391,319)	2,681,266	4,557,021
Cash flows from financing activities
Proceeds received from private placement, net of share issue costs	6,907,228	0	0
Proceeds from exercise of options	85,700	127,800	0
Total cash provided by financing activities	6,992,928	127,800	0
Effect of exchange rate changes on cash and cash equivalents	173,740	71,562	(290,504)
Change in cash and cash equivalents	333,925	(2,434,915)	(815,707)
Cash and cash equivalents, beginning	3,199,686	5,634,601	6,450,308
Cash and cash equivalents, ending	$ 3,533,611	$ 3,199,686	$ 5,634,601